Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,750,000
Proposed Maximum Offering Price per Unit	72.54
Maximum Aggregate Offering Price	$ 199,485,000
Fee Rate | Rate	0.01476%
Amount of Registration Fee	$ 29,443.99
Offering Note	Calculated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 457(c) under the Securities Act, this price is calculated based on the average of the high and low of the common stock, par value $0.01 per share, of Green Brick Partners, Inc. (“Common Stock”) as reported on the New York Stock Exchange on July 25, 2024.
(2)This registration statement covers a total of 2,750,000 shares of Common Stock reserved for issuance under the Green Brick Partners, Inc. 2024 Omnibus Incentive Plan. Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares of Common Stock which may be offered and issued under the reason of any stock dividend, stock split, recapitalization or other similar transaction.